Long Term Debt (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Convertible Senior Notes	$ 700,000	$ 700,000
Ocean Rig Senior Notes	500,000	0
Loan Facilities - Drybulk Segment	858,002	950,290
Loan Facilities - Tanker Segment	101,146	0
Loan Facilities - Drilling Rig Segment	1,645,703	1,285,358
Less: Deferred financing costs and unamortized discount	(216,779)	(215,956)
Long-term Debt	3,588,072	2,719,692
Current portion	(429,957)	(731,232)
Long-term portion	$ 3,158,115	$ 1,988,460